SHARE-BASED COMPENSATION - Performance Stock Units (Details) - Performance Stock Units [Member]	12 Months Ended
Mar. 31, 2025 $ / shares shares
SHARE-BASED COMPENSATION [Abstract]
Nonvested at beginning of period (in Shares) | shares	15,120
Nonvested at beginning of period (in Dollars per share) | $ / shares	$ 61.17
Granted (in Shares) | shares	19,415
Granted (in Dollars per share) | $ / shares	$ 78.54
Nonvested at ending of period (in Shares) | shares	34,535
Nonvested at ending of period (in Dollars per share) | $ / shares	$ 70.94